Financial assets and liabilities - Financial assets (Details) $ in Thousands, $ in Thousands	Dec. 31, 2021 MXN ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 MXN ($)
Financial assets
Total financial assets	$ 28,771		$ 532
Current			206
Non-current	28,771	$ 1,398	326
Jet fuel Asian call options contracts
Financial assets
Total financial assets			206
Interest rate Cap
Financial assets
Total financial assets	$ 28,771		$ 326